INTANGIBLE ASSETS (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 192	$ 291	$ 365
Estimated amortization expense:
2014	177
2015	167
2016	160
2017	21
2018-2019	42
Amortized cost	$ 567	$ 759